Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred tax assets and liabilities
	June 30, 2012	December 31, 2011
Noncurrent assets and liabilities
Intellectual property	$1,000,000	$1,038,000
Net operating loss carryforwards	1,285,000	843,000
	2,285,000	1,881,000
Valuation allowance	(2,285,000)	(1,881,000)
Net deferred tax asset	$-	$-

	December 31,
	2011	2010
Noncurrent assets and liabilities
Intellectual property	$1,038,000	$-
Net operating loss carryforwards	843,000	52,000
	1,881,000	52,000
Valuation allowance	(1,881,000)	(52,000)
Net deferred tax asset	$-	$-

Statutory federal income tax rate and the effective rate are reconcillation
	June 30, 2012	December 31, 2011
Statutory federal income tax rate	34%	34%
State taxes, net of federal tax benefit	5%	5%
Valuation allowance	(39)%	(39)%
Net deferred tax asset	-%	-%

	Year Ended December 31,
	2011	2010
Statutory Federal income tax rate	34%	34%
State taxes, net of Federal tax benefit	5%	5%
Valuation allowance	(39)%	(39)%
Net deferred tax asset	-%	-%